Variable Interest Entities - SFC Consumer Loan Securitizations (Details) - Consolidated VIEs - USD ($)	Apr. 07, 2015	Feb. 26, 2015	Apr. 17, 2014	Mar. 27, 2014	Mar. 26, 2014	Sep. 25, 2013	Jun. 19, 2013	Feb. 19, 2013	Dec. 15, 2015
Consumer Loan Securitizations | SFC 2013-A Securitization
Debt Instrument [Line Items]
Amount of notes sold under private securitization									$ 225,000,000
Debt redemption price									189,000,000
Amount excluded from the redemption price									$ 37,000,000
Consumer Loan Securitizations | SFC 2013-A Securitization | Personal Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization								$ 568,000,000
Weighted average yield (as a percent)								2.83%
Proceeds from notes sold under securitization transactions								$ 568,000,000
Interest reserve requirement on notes sold under securitization								7,000,000
Notes initially retained by the entity								$ 36,000,000
Consumer Loan Securitizations | SFC 2013-B Securitization | Subordinate notes
Debt Instrument [Line Items]
Additional debt of senior asset-backed notes							$ 112,000,000
Consumer Loan Securitizations | SFC 2013-B Securitization | Personal Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization							$ 256,000,000
Weighted average yield (as a percent)							4.11%
Proceeds from notes sold under securitization transactions							$ 255,000,000
Interest reserve requirement on notes sold under securitization							4,000,000
Consumer Loan Securitizations | SFC 2013-B Securitization | Personal Loans | Senior note
Debt Instrument [Line Items]
Notes initially retained by the entity							114,000,000
Consumer Loan Securitizations | SFC 2013-B Securitization | Personal Loans | Subordinate notes
Debt Instrument [Line Items]
Notes initially retained by the entity							$ 30,000,000
Consumer Loan Securitizations | 2013-BAC Securitization | Personal Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization						$ 500,000,000
Proceeds from notes sold under securitization transactions						$ 500,000,000
Repayments of debt				$ 231,000,000
Consumer Loan Securitizations | SFC 2014-A Securitization | Personal Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization					$ 559,000,000
Weighted average yield (as a percent)					2.62%
Proceeds from notes sold under securitization transactions					$ 559,000,000
Interest reserve requirement on notes sold under securitization					6,000,000
Notes initially retained by the entity					$ 33,000,000
Consumer Loan Securitizations | SFC 2015-A Securitization | Personal Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization		$ 1,200,000,000
Weighted average yield (as a percent)		3.58%
Proceeds from notes sold under securitization transactions		$ 1,200,000,000
Interest reserve requirement on notes sold under securitization		$ 12,000,000
Consumer Loan Securitizations | SFC 2015-B Securitization | Personal Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization	$ 314,000,000
Weighted average yield (as a percent)	3.84%
Proceeds from notes sold under securitization transactions	$ 314,000,000
Interest reserve requirement on notes sold under securitization	$ 3,000,000
Securitization [Member] | SFC 2013-B Securitization | Personal Loans
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			35 months
Securitization [Member] | SFC 2014-A Securitization | Personal Loans
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			23 months
Securitization [Member] | SFC 2015-A Securitization | Personal Loans
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			35 months
Securitization [Member] | SFC 2015-B Securitization | Personal Loans
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			59 months